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Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Objective:
The Portfolio seeks to provide total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares	Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares	Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Atlantic Goldman Sachs Core Fixed Income Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares	Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares	Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares
Management Fees		0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses	[1]	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.48%	0.73%	0.63%
[1]	The "Other Expenses" for Class II and Class III shares are based on estimated amounts.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Global Atlantic Goldman Sachs Core Fixed Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares	49	154	269	604
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares	75	233	406	906
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares	64	202	351	786

Expense Example No Redemption - Global Atlantic Goldman Sachs Core Fixed Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares	49	154	269	604
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares	75	233	406	906
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares	64	202	351	786

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2022, the Portfolio's portfolio turnover rate was 77% of the average value of its portfolio (549% including dollar roll transactions).

Principal Investment Strategies:

In seeking to achieve the Portfolio's investment objective, the Portfolio's sub-adviser, Goldman Sachs Asset Management, L.P. ("GSAM" or the "Sub-Adviser"), invests, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), corporate debt securities, collateralized loan obligations (limited to no more than 15% of the Portfolio's net assets), privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities ("Mortgage-Backed Securities") and asset-backed securities. The Portfolio may also invest in custodial receipts, fixed-income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) ("Municipal Securities") and convertible securities.

The Portfolio may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Portfolio also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Portfolio's portfolio risks, manage the Portfolio's duration and/or gain exposure to certain fixed-income securities or indices. The Portfolio may gain exposure to Mortgage-Backed Securities issued or guaranteed by U.S. government agencies or sponsored enterprises ("Agency Mortgage-Backed Securities") by utilizing to-be-announced ("TBA") agreements in Agency Mortgage-Backed Securities.

The value of the Portfolio's investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets measured at the time of purchase ("Total Assets") and 10% of the Portfolio's Total Assets may be invested in sovereign and corporate debt securities and other instruments of issuers in emerging market countries ("emerging countries debt"). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Portfolio's Total Assets. In pursuing its investment objective, the Portfolio uses the Bloomberg U.S. Aggregate Bond Index (the "Index") as its performance benchmark, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio may invest in fixed-income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by GSAM to be of comparable credit quality. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Portfolio may continue to hold the security if GSAM believes it is in the best interest of the Portfolio and its shareholders.

The Portfolio's target duration range under normal interest rate conditions is expected to approximate that of the Index, plus or minus 1.5 years, and since the Portfolio's inception on November 1, 2017 through December 31, 2022, the duration of the Index has ranged between 5.59 and 6.53 years. "Duration" is a measure of a debt security's price sensitivity to changes in interest rates. The longer the duration of the Portfolio (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security's market price.

The Sub-Adviser employs a fundamental investment process that may integrate traditional fundamental factors alongside environmental, social and governance ("ESG") factors. No one factor or consideration is determinative in the fundamental investment process.

The Portfolio's benchmark index is the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Principal Investment Risks:
Performance:

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	2nd Quarter 2020	5.59%
Lowest Quarter	1st Quarter 2022	-6.16%

Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Returns - Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares	(13.84%)	0.14%	0.09%	Nov. 01, 2017
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	0.02%	0.09%	Nov. 01, 2017